UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:         12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Global Value Opportunities Fund (JGV)
Portfolio of Investments
March 31, 2010 (Unaudited)

Shares	Description (1)				Value

	Common Stocks – 77.7%
	Aerospace & Defense – 4.9%
15,516	Embracer – Empresa Brasileiras de Aeronautica S/A, ADR				$371,763
86,000	Lockheed Martin Corporation, (8)				7,156,920
253,300	Thales S.A.				10,167,799

	Total Aerospace & Defense				17,696,482

	Capital Markets – 0.9%
74,543	EFG – Hermes Holding SAE				426,734
165,615	UBS AG, (2)				2,696,212

	Total Capital Markets				3,122,946

	Chemicals – 0.1%
41,601	Omnia Holdings Limited, (2)				359,195

	Commercial Banks – 1.8%
552,400	Bangkok Bank Public Company Limited, Foreign Shares				2,349,003
46,000	Bangkok Bank Public Company Limited NVDR				187,073
49,438	Bank Hapoalim BM, (2)				219,383
98,623	Bank Leumi le-Israel B.M, (2)				462,727
3,998	ICICI Bank Limited, ADR				170,715
49,290	Kazkommertsbank, 144A, (2) GDR				472,691
6,158,200	Krung Thai Bank Public Company Limited, Foreign Shares				2,285,400
370,000	Metropolitan Bank & Trust Company				409,383
747,501	Zenith Bank Limited of Lagos, (2)				95,064

	Total Commercial Banks				6,651,439

	Commercial Services & Supplies – 0.2%
100,000	Toppan Printing Company Limited				902,770

	Communications Equipment – 1.1%
371,600	Telefonaktiebolaget LM Ericsson, ADR, (8)				3,875,788

	Construction Materials – 0.0%
11,192	Cemex SAB de CV, Sponsored ADR				114,270

	Diversified Telecommunication Services – 9.2%
38,086	China Unicom Limited, ADR				424,659
6,417	Chunghwa Telecom Co., Ltd, ADR				124,682
98,979	KT Corporation, Sponsored ADR, (2)				2,054,804
677,800	Nippon Telegraph and Telephone Corporation, ADR, (8)				14,247,355
149,483	Telecom Egypt SAE				462,349
4,000,000	Telecom Italia S.p.A., (2)				4,511,173
322,000	Telus Corporation, (8)				11,534,039

	Total Diversified Telecommunication Services				33,359,061

	Electric Utilities – 3.7%
368,050	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)				6,661,705
11,933	Centrais Electricas Brasileiras S.A., ADR, (2)				178,995
34,500	Electricite de France S.A, (2)				1,882,537
257,361	Korea Electric Power Corporation, Sponsored ADR, (2)				4,179,543
34,970	Pampa Energia SA, ADR, (9)				397,959
51,859	RusHydro, (2)				273,816

	Total Electric Utilities				13,574,555

	Electrical Equipment – 0.8%
5,700	Areva CI				2,957,459

	Energy Equipment & Services – 1.5%
250,500	BJ Services Company				5,360,700

	Food & Staples Retailing – 1.9%
122,100	Wal-Mart Stores, Inc., (8)				6,788,760

	Food Products – 4.9%
33,881	Cresud S.A.C.I.F. yA, ADR				472,301
150,944	Gruma S.A.B de C.V, (2)				341,719
8,539	Industrias Bachoco S.A.B. de C.V., ADR				188,541
406,500	Smithfield Foods, Inc., (2), (8)				8,430,810
411,000	Tyson Foods, Inc., Class A, (8)				7,870,650
924,000	Universal Robina Corporation				511,175

	Total Food Products				17,815,196

	Health Care Providers & Services – 2.2%
230,000	Aetna Inc., (8)				8,075,300

	Hotels, Restaurants & Leisure – 0.1%
1,356,000	NagaCorp Limited				178,140

	Household Durables – 0.2%
33,437	Oriental Weavers Group				239,269
322,203	Turk Sise ve Cam Fabrikalari SA, (2)				405,474

	Total Household Durables				644,743

	Household Products – 0.4%
56,000	KAO Corporation				1,419,617

	Independent Power Producers & Energy Traders – 0.1%
2,781,250	Energy Development Corporation				307,728
9,825	Huaneng Power International Inc., Sponsored ADR, (9)				228,333

	Total Independent Power Producers & Energy Traders				536,061

	Internet Software & Services – 0.6%
84,300	eBay Inc., (2)				2,271,885

	Marine – 0.4%
82,000	Stolt-Nielsen S.A.				1,345,235

	Metals & Mining – 21.7%
279,916	AngloGold Ashanti Limited, Sponsored ADR, (8)				10,622,812
117,515	Banro Corporation, (2)				251,078
308,100	Barrick Gold Corporation, (8)				11,812,553
38,320	First Uranium Corporation, (2)				49,426
39,451	Gabriel Resources, Limited, (2)				163,529
131,200	Geovic Mining Corporation, (2)				86,550
868,253	Gold Fields Limited, Sponsored ADR, (8)				10,957,353
4,558	Impala Platinum Holdings Limited, Sponsored ADR, (9)				132,866
4,550	Impala Platinum Holdings Limited				133,681
125,806	Ivanhoe Mines Ltd., (2)				2,190,282
10,300	Lihir Gold Limited, Sponsored ADR				290,048
3,769,332	Lihir Gold Limited				10,480,551
1,862,500	Minara Resources Limited, (2)				1,606,576
78,765	Mineral Deposits Limited, (2)				69,026
295,800	Newmont Mining Corporation, (8)				15,065,093
411,100	NovaGold Resources Inc., (2), (8)				2,935,254
1,655,998	NovaGold Resources Inc., 144A, (2), (8)				11,823,825
13,836	Silver Standard Resources, Inc., (2)				246,142

	Total Metals & Mining				78,916,645

	Multi-Utilities – 1.0%
135,000	Ameren Corporation, (8)				3,520,800

	Oil, Gas & Consumable Fuels – 15.1%
125,000	Arch Coal Inc.				2,856,250
104,500	BP PLC, Sponsored ADR, (8)				5,963,815
245,600	Cameco Corporation, (8)				6,731,896
136,000	Chevron Corporation, (8)				10,312,880
67,000	ConocoPhillips, (8)				3,428,390
117,700	Gazprom OAO, ADR				2,745,941
36,000	Nexen Inc.				889,560
45,750	Petrobras Energia S.A., ADR				763,110
1,453	PetroChina Company Limited, Sponsored ADR				170,321
274,000	PetroChina Company Limited				320,433
9,861	Petroleo Brasileiro, Sponsored ADR				390,397
8,400	Royal Dutch Shell PLC, Class A, ADR, (8)				486,024
84,000	Royal Dutch Shell PLC, Class B, Sponsored ADR, (8)				4,647,720
12,111	S-Oil Corporation				610,126
220,000	Suncor Energy, Inc., (8)				7,158,800
538,000	Tesoro Corporation, (8)				7,478,200

	Total Oil, Gas & Consumable Fuels				54,953,863

	Paper & Forest Products – 0.1%
39,298	Mondi Ltd.				290,267

	Pharmaceuticals – 3.2%
19,515	Doctor Reddy’s Laboratories Limited, Sponsored ADR				550,908
393,000	Pfizer Inc., (8)				6,739,950
83,000	Takeda Pharmaceutical Co Ltd.				3,653,278
654,000	United Laboratories International Holdings Ltd.				563,514

	Total Pharmaceuticals				11,507,650

	Real Estate Management & Development – 0.0%
12,065	IRSA Inversiones y Representaciones S.A, GDR				130,302

	Textiles, Apparel & Luxury Goods – 0.1%
4,196,000	China Hongxing Sports Limited				434,912

	Tobacco – 0.1%
17,912	Eastern Tobacco				406,647

	Trading Companies & Distributors – 0.9%
189,000	Mitsui & Company Limited				3,175,944

	Water Utilities – 0.2%
20,807	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				765,698

	Wireless Telecommunication Services – 0.3%
2,763	NII Holdings Inc., Class B, (2)				115,107
13,052	SK Telecom Company Limited, ADR				225,278
700	SK Telecom Company Limited				107,340
46,992	TIM Participacoes S.A.				131,330
13,659	Turkcell Iletisim Hizmetleri A.S., ADR				205,705
51,600	Turkcell Iletisim Hizmetleri A.S.				314,480

	Total Wireless Telecommunication Services				1,099,240

	Total Common Stocks (cost $252,712,045)				282,251,570

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 3.0%
	Communications Equipment – 3.0%
13,708	Lucent Technologies Capital Trust I	7.750%		B3	$10,911,568

	Total Convertible Preferred Securities (cost $14,087,103)				10,911,568

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 1.9%
	Residentials – 1.9%
$148	Fannie Mae Mortgage Pool 100195, (4)	4.79%	8/20/2022	AAA	$147,009
155	Fannie Mae Mortgage Pool 357922	3.19%	3/01/2034	AAA	156,918
19	Fannie Mae Mortgage Pool 708743	3.25%	6/01/2033	AAA	19,097
61	Fannie Mae Mortgage Pool 713939	3.28%	4/01/2033	AAA	62,522
557	Fannie Mae Mortgage Pool 816594	4.91%	2/01/2035	AAA	571,309
19,453	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.50%	5/01/2020	AAA	2,143,588
483	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.50%	3/25/2018	AAA	23,962
1,090	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.50%	5/25/2019	AAA	86,811
2,397	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.50%	8/25/2025	AAA	251,595
1,551	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.00%	6/15/2021	AAA	76,424
1,254	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	4.54%	1/01/2033	AAA	1,298,287
49	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	3.81%	2/01/2033	AAA	51,040
1,582	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.50%	8/15/2017	AAA	49,501
592	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.50%	3/15/2018	AAA	31,296
588	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI (I/O)	4.50%	2/15/2019	AAA	46,090
907	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.50%	1/15/2019	AAA	75,386
315	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.50%	5/15/2018	AAA	26,792
62	Federal Home Loan Mortgage Corporation, Pool 789045	2.99%	2/01/2032	AAA	62,631
1,632	GNMA Mortgage Pool 081832	5.00%	1/20/2037	AAA	1,688,210

32,895	Total Residentials				6,868,468

$32,895	Total Mortgage-Backed Securities (cost $8,429,721)				6,868,468

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 8.1%
	Construction Materials – 0.0%
$100	India Cements Limited	0.000%	2/20/11	N/R	$133,020

	Health Care Providers & Services – 1.0%
4,169	Omnicare, Inc.	3.250%	12/15/35	B+	3,548,861

	Metals & Mining – 2.2%
6,635	First Uranium Corporation	4.250%	6/30/12	N/R	4,997,563
4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	3,113,600

11,115	Total Metals & Mining				8,111,163

	Oil, Gas & Consumable Fuels – 3.8%
280	Dana Gas, Convertible Bond,	7.500%	10/31/12	N/R	256,760
7,500	Delta Petroleum Corporation, Convertible Bond	3.750%	5/01/37	CCC	5,887,500
500	Magnolia Finance, LTD	4.000%	3/20/16	B+	540,970
6,600	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	7,177,500

14,880	Total Oil, Gas & Consumable Fuels				13,862,730

	Wireless Telecommunication Services – 1.1%
4,104	NII Holdings Inc.	3.125%	6/15/12	B-	3,893,670

$34,368	Total Convertible Bonds (cost $24,619,141)				29,549,444

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.9%
	Diversified Financial Services – 0.2%
$3,979	Lehman Brothers Holdings Inc., Trust 00650, (6)	5.920%	7/26/21	N/R	$815,695

	Construction Materials – 0.7%
3,650	Cemex C5 Capitol Special Purpose Vehicle Limited, Series 2006, 144A	6.196%	12/31/11	B-	2,559,333

	Diversified Telecommunication Services – 0.4%
1,281	Telecom Italia Capital	4.875%	10/01/10	BBB	1,303,514

	Energy Equipment & Services – 1.1%
3,876	Calfrac Holdings LP, 144A	7.750%	2/15/15	B+	3,871,155

	Media – 0.6%
2,360	Scholastic Corporation	5.000%	4/15/13	BB-	2,306,900

	Metals & Mining – 2.7%
8,300	MagIndustries Corporation, (4), (5)	11.000%	12/14/12	N/R	7,803,590
2,000	Phelps Dodge Corporation	7.125%	11/01/27	Baa2	2,026,524

10,300	Total Metals & Mining				9,830,114

	Oil, Gas & Consumable Fuels – 1.9%
5,773	Delta Petroleum Corporation	7.000%	4/01/15	CCC	4,935,915
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	1,990,000

7,773	Total Oil, Gas & Consumable Fuels				6,925,915

	Paper & Forest Products – 0.2%
2,000	Bowater Inc., (6)	9.500%	10/15/12	D	750,000

	Personal Products – 0.8%
3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B1	3,022,500

	Road & Rail – 0.4%
1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,313,504

	Specialty Retail – 0.9%
3,450	Office Depot Inc.	6.250%	8/15/13	B-	3,402,561

$42,669	Total Corporate Bonds (cost $35,568,387)				36,101,191

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 3.6%
$13,197	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $13,197,325, collateralized by $13,475,000 U.S. Treasury Bills, 0.000%, due 9/02/10, value $13,462,873	0.000%	4/01/10		$13,197,325

	Total Short-Term Investments (cost $13,197,325)				13,197,325

	Total Investments (cost $348,613,722) – 104.2%				378,879,566

Shares	Description (1)				Value

	Common Stocks Sold Short – (5.2)%
	Chemicals – (0.4)%
(24,500)	Sigma-Aldrich Corporation				$(1,314,670)

	Diversified Consumer Services – (0.6)%
(8,800)	Strayer Education Inc.				(2,142,976)

	Food Products – (0.6)%
(23,000)	Green Mountain Coffee Roasters Inc., (2)				(2,226,860)

	Health Care Equipment & Supplies – (0.6)%
(25,700)	C. R. Bard, Inc.				(2,226,134)

	Hotels, Restaurants & Leisure – (0.7)%
(8,700)	Chipotle Mexican Grill, (2)				(980,229)
(16,500)	P.F. Changs China Bistro, Inc., (2)				(728,145)
(19,000)	WMS Industries Inc.				(796,860)

	Total Hotels, Restaurants & Leisure				(2,505,234)

	Internet & Catalog Retail – (0.1)%
(4,000)	Amazon.com, Inc., (2)				(542,920)

	Specialty Retail – (2.2)%
(29,600)	AutoZone, Inc., (2)				(5,123,464)
(77,000)	Urban Outfitters, Inc., (2)				(2,928,310)

	Total Specialty Retail				(8,051,774)

	Total Common Stocks Sold Short (proceeds $15,298,790)				(19,010,568)

	Other Assets Less Liabilities – 1.0%				3,615,998

	Net Assets – 100%				$363,484,996

	Investments in Derivatives

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (7)	Date	Price	Value

	Call Options Written – (4.9)%
(2,300)	Aetna Inc.	$(6,900,000)	1/22/11	$30.00	$(1,644,500)
(1,350)	Ameren Corporation	(3,375,000)	9/18/10	25.00	(239,625)
(1,300)	AngloGold Ashanti Limited	(5,200,000)	1/22/11	40.00	(559,000)
(1,540)	Barrick Gold Corporation	(6,160,000)	1/22/11	40.00	(616,000)
(522)	BP PLC	(3,393,000)	1/22/11	65.00	(59,508)
(1,842)	Cameco Corporation	(6,447,000)	1/22/11	35.00	(170,385)
(1,360)	Chevron Corporation	(8,840,000)	1/22/11	65.00	(1,662,600)
(670)	ConocoPhillips	(3,015,000)	1/22/11	45.00	(517,575)
(4,526)	Gold Fields Limited	(5,657,500)	1/22/11	12.50	(825,995)
(1,624)	Gold Fields Limited	(2,436,000)	1/22/11	15.00	(146,160)
(1,858)	Telefonaktiebolaget LM Ericsson	(2,322,500)	1/22/11	12.50	(83,610)
(860)	Lockheed Martin Corporation	(6,450,000)	1/22/11	75.00	(937,400)
(1,480)	Newmont Mining Corporation	(7,400,000)	1/22/11	50.00	(984,200)
(4,460)	Nippon Telegraph & Telephone Corporation	(8,920,000)	6/19/10	20.00	(646,700)
(4,111)	Novagold Resources, Inc.	(2,055,500)	9/18/10	5.00	(945,530)
(3,930)	Pfizer Inc.	(6,877,500)	1/22/11	17.50	(461,775)
(420)	Royal Dutch Shell PLC	(2,520,000)	7/17/10	60.00	(29,400)
(4,065)	Smithfield Foods Inc.	(7,113,750)	1/22/11	17.50	(1,829,250)
(1,650)	Suncor Energy Inc.	(4,950,000)	1/22/11	30.00	(870,375)
(3,220)	Telus Corporation	(9,660,000)	9/18/10	30.00	(1,948,100)
(4,425)	Tesoro Corporation	(5,531,250)	1/22/11	12.50	(1,261,125)
(955)	Tesoro Corporation	(1,432,500)	1/22/11	15.00	(152,800)
(4,110)	Tyson Foods, Inc.	(8,220,000)	1/22/11	20.00	(729,525)
(1,221)	Wal-Mart Stores, Inc.	(6,715,500)	1/22/11	55.00	(442,613)

(53,799)	Total Call Options Written (premiums received $14,057,849)	$(131,592,000)			$(17,763,751)

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$281,492,412	$759,158	$—	$282,251,570
Preferred Securities**	—	10,911,568	—	10,911,568
Mortgage-Backed Securities	—	6,721,459	147,009	6,868,468
Convertible Bonds	—	29,549,444	—	29,549,444
Corporate Bonds	—	28,297,601	7,803,590	36,101,191
Short-Term Investments	13,197,325	—	—	13,197,325
Common Stocks Sold Short	(19,010,568)	—	—	(19,010,568)
Derivatives:
Call Options Written	(17,763,751)	—	—	(17,763,751)

Total	$257,915,418	$76,239,230	$7,950,599	$342,105,247

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**     Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Mortgage-Backed	Level 3	Level 3
	Securities	Corporate Bonds	Total

Balance at beginning of period	$154,581	$7,511,500	$7,666,081
Gains (losses):
Net realized gains (losses)	39	—	39
Net change in unrealized appreciation (depreciation)	1,322	262,318	263,640
Net purchases at cost (sales at proceeds)	(8,904)	—	(8,904)
Net discounts (premiums)	(29)	29,772	29,743
Net transfers in to (out of) at end of period fair value	—	—	—

Balance at end of period	$147,009	$7,803,590	$7,950,599

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)

$31,762,986	$(228,333)	$228,333	$(31,762,986)	$—	$—

Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$17,763,751

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies, the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments (excluding securities sold short and call options written) was $361,580,866.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and call options written) at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$54,942,589
Depreciation	(37,643,889)

Net unrealized appreciation (depreciation) of investments	$17,298,700

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(6)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	Investment, or portion of investment, has been pledged as collateral for call options written.

(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

NVDR	Non-Voting Depository Receipt.

N/R	Not rated.

I/O	Interest only security.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010